Contract liabilities, Liabilities related to contracts with customers (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [Abstract]
Beginning balance	$ 23,157	$ 27,462
Consideration received	0	0
Revenue recognized	(9,351)	(5,291)
Exchange differences	19	17
Unwind of discount	711	969
Ending balance	14,536	23,157
Current	11,248	10,995
Non-current	3,288	12,162
Total contract liabilities	$ 14,536	$ 23,157